Summary of Significant Accounting Policies (Details) - Schedule of Changes Made to Affected Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Nov. 14, 2023	Dec. 31, 2023
As Reported [Member]
Operating activities:
Net income (loss)		$ (5,286,852)	$ 4,970,863
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization expense		476,074	1,497,749
Accretion of asset retirement obligations		33,005
Equity-based compensation		699,248
Deferred income tax benefit		(1,431,936)
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs		813,181	3,890
Change in fair value of unsettled derivatives		1,860,093	(1,215,693)
Change in fair value of warrant liability		624,055
Change in fair value of forward purchase agreement		349,189
Change in other property, plant, and equipment, net			83,004
Changes in operating assets and liabilities:
Accounts receivable		(23,985)	(921,945)
Prepaid expenses and other assets		59,758	26,833
Related party note receivable interest income			(313,401)
Accounts payable		(581,535)
Accrued liabilities and other		3,161,477
Royalties payable		560,392	157,991
Royalties payable – related party		214,394	8,066
Net cash provided by operating activities		1,526,558	8,190,563
Investing activities:
Development of crude oil and gas properties		(977,716)	(6,769,557)
Purchases of other equipment		(20,000)
Net cash used in investing activities		(997,716)	(6,960,555)
Financing activities:
Net cash used in financing activities		(670,924)	(3,000,000)
Net change in cash and cash equivalents		(142,082)	(1,769,992)
Cash and cash equivalents at beginning of period	$ 246,323	3,505,454	2,016,315	$ 2,016,315
Cash and cash equivalents at end of period	3,505,454	3,363,372	246,323	3,505,454
Cash paid during the period for:
Interest on debt		1,387,458
Income taxes
Amounts included in the measurement of operating lease liabilities			56,625
Supplemental disclosure of non-cash investing and financing activities:
Debt discount related to warrants issued with Private Notes Payable		223,908
Accrued purchases of property and equipment at period end		65,203	$ 256,237
Adjustments [Member]
Operating activities:
Net income (loss)		593,350
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization expense
Accretion of asset retirement obligations
Equity-based compensation
Deferred income tax benefit		230,657
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs
Change in fair value of unsettled derivatives
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net
Changes in operating assets and liabilities:
Accounts receivable
Prepaid expenses and other assets
Related party note receivable interest income
Accounts payable		(1,230,720)
Accrued liabilities and other
Royalties payable
Royalties payable – related party
Net cash provided by operating activities		(406,713)
Investing activities:
Development of crude oil and gas properties		406,713
Purchases of other equipment
Net cash used in investing activities		406,713
Financing activities:
Net cash used in financing activities
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Cash paid during the period for:
Interest on debt
Income taxes
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Debt discount related to warrants issued with Private Notes Payable
Accrued purchases of property and equipment at period end		1,230,720
As Revised [Member]
Operating activities:
Net income (loss)		(4,693,502)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion, and amortization expense		476,074
Accretion of asset retirement obligations		33,005
Equity-based compensation		699,248
Deferred income tax benefit		(1,201,279)
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs		813,181
Change in fair value of unsettled derivatives		1,860,093
Change in fair value of warrant liability		624,055
Change in fair value of forward purchase agreement		349,189
Change in other property, plant, and equipment, net
Changes in operating assets and liabilities:
Accounts receivable		(23,985)
Prepaid expenses and other assets		59,758
Related party note receivable interest income
Accounts payable		(1,812,255)
Accrued liabilities and other		3,161,477
Royalties payable		560,392
Royalties payable – related party		214,394
Net cash provided by operating activities		1,119,845
Investing activities:
Development of crude oil and gas properties		(571,003)
Purchases of other equipment		(20,000)
Net cash used in investing activities		(591,003)
Financing activities:
Net cash used in financing activities		(670,924)
Net change in cash and cash equivalents		(142,082)
Cash and cash equivalents at beginning of period		3,505,454
Cash and cash equivalents at end of period	$ 3,505,454	3,363,372		$ 3,505,454
Cash paid during the period for:
Interest on debt		1,387,458
Income taxes
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Debt discount related to warrants issued with Private Notes Payable		223,908
Accrued purchases of property and equipment at period end		$ 1,295,923